Cash Flows (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Non-Cash Investing and Financing Activities Continuing Operations [Abstract]
Redemption of collateralized indebtedness with related equity derivative contracts	$ 23,226	$ 78,398	$ 11,587
Capital lease obligations	684	0	0
Leasehold improvements paid by landlord	0	361	913
Capitalized share-based compensation	620	794	0
Distribution of Madison Square Garden	1,115,873	0	0
Supplemental Data [Abstract]
Cash interest paid - discontinued operations	72,893	76,679	92,869
Income taxes paid, net - continuing operations	31,391	15,476	10,210
Income taxes paid, net - discontinued operations	5,217	3,762	3,258
Cablevision [Member]
Non-Cash Investing and Financing Activities Continuing Operations [Abstract]
Dividends payable on unvested restricted share awards	4,261	3,941	1,294
Supplemental Data [Abstract]
Cash interest paid - continuing operations	663,853	633,308	666,199
CSC Holdings [Member]
Non-Cash Investing and Financing Activities Continuing Operations [Abstract]
Contribution of 8% senior notes due 2012 from Cablevision	0	0	650,000
Gain on redemption of Cablevision notes held by Newsday Holdings LLC recognized in equity	87,090	0	0
Supplemental Data [Abstract]
Cash interest paid - continuing operations	495,188	533,592	543,559
Income taxes paid, net - discontinued operations	$ 5,217	$ 3,762	$ 3,258